Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax provision	$ 0	$ 0
Deferred Income Tax Assets (Liabilities)
Net operating loss carryforwards	40,617,000	33,361,000
Capitalized start-up costs	19,546,000	16,090,000
R&E credit carryforwards	4,698,000	4,098,000
Stock-based compensation	777,000
Other	(6,000)	(17,000)
Deferred tax asset, gross	65,632,000	53,532,000
Valuation allowance	(65,632,000)	(53,532,000)
Net deferred income tax asset	$ 0	$ 0